Investments in Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Nam Tai Electronic and Electrical Products Limited (NTEEP)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Cayman Islands
Principal activity		Investment holding
Percentage of Ownership		100.00%	100.00%
Nam Tai Holdings Limited (NTHL)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		BVI
Principal activity		Investment holding
Percentage of Ownership		100.00%	100.00%
Nam Tai Group Management Limited (NTGM)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%
Nam Tai Telecom (Hong Kong) Company Limited (NTT)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%
Nam Tai Trading Company Limited (NTTC)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[1]	Hong Kong
Principal activity	[1]	In liquidation
Namtai Investment (Shenzhen) Co., Ltd. (NTISZ)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Investment holding
Percentage of Ownership		100.00%	100.00%
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Property development and management
Percentage of Ownership		100.00%	100.00%
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%

[1]	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.